Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured On Recurring and Nonrecurring Basis [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]

13. Fair Value Measurements

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures, for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring or nonrecurring basis. ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

• Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

• Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

• Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

Except for the conversion feature related to the $400,000 note, which was paid in full on January 30, 2013, which was measured at fair value on a recurring basis, the Company does not have any financial assets and liabilities or nonfinancial assets and liabilities that are measured and recognized at fair value on a recurring or nonrecurring basis. Management used the following methods and assumptions to estimate the fair values of financial instruments at the balance sheet dates:

• For short-term financial instruments, including cash, accounts receivable, accounts payable and accrued expenses, accrued expenses-related parties, and current notes payable the carrying amounts approximate fair values because of the short maturity of these instruments.

• The carrying value of long term notes payable approximates fair value as the interest rates are at market value.

• The fair value of the conversion feature related to the $400,000 note was determined using a monte-carlo model (Level 2 Inputs) which considers the following significant inputs: the Company's stock price, risk-free interest rate and expected volatility of the Company's stock price over the expected term of the conversion option.

15.	Fair Value Measurements

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures, for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring or nonrecurring basis. ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

Except for the conversion feature related to the $400,000 Note and the derivative liability which are measured at fair value on a, the Company does not have any financial assets and liabilities or nonfinancial assets and liabilities that are measured and recognized at fair value on a recurring or nonrecurring basis. Management used the following methods and assumptions to estimate the fair values of financial instruments at the balance sheet dates:

•	For short-term financial instruments, including cash, accounts receivable, accounts payable and accrued expenses, accrued expenses-related parties, and current notes payable the carrying amounts approximate fair values because of the short maturity of these instruments.

•	The carrying value of long term notes payable is at book value which approximates fair value as the interest rates are at market value.

•	The fair value of the conversion feature related to the $400,000 Note and the derivative liability are determined using a monte-carlo model (Level 2 Inputs) which considers the following significant inputs: the Company's stock price, risk-free interest rate and expected volatility of the Company's stock price over the expected term of the conversion option. See Note 17, Subsequent Events, for pay off and settlement of the $400,000 Note.